The UBS Funds

Supplement to the Statements of Additional Information | September 18, 2018

Includes:

•  UBS Emerging Markets Equity Opportunity Fund

Dear Investor,

The purpose of this supplement is to update the Statements of Additional Information of The UBS Funds (the "Trust") with respect to UBS Emerging Markets Equity Opportunity Fund.

The Board of Trustees of the Trust approved Igor Lasun to serve as President of the Trust, and, therefore, effective September 14, 2018, Igor Lasun replaced Mark E. Carver as President of the Trust.

Therefore, effective September 14, 2018, the second row under the heading "Management of the Trust" and the table titled "Officers" is deleted in its entirety and replaced with the following:

Name, address, and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during last five years
Igor Lasun* Age: 39	President	Since September 2018

Mr. Lasun is an executive director and head of product development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 3 investment companies (consisting of 19 portfolios) for which UBS AM serves as investment advisor or manager.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-982

The UBS Funds

Supplement to the Statement of Additional Information | September 18, 2018

Includes:

• UBS Dynamic Alpha Fund

• UBS Global Allocation Fund

• UBS International Sustainable Equity Fund

• UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

• UBS U.S. Small Cap Growth Fund

• UBS Municipal Bond Fund

• UBS Total Return Bond Fund

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information of The UBS Funds (the "Trust") with respect to the above-listed series.

The Board of Trustees of the Trust approved Igor Lasun to serve as President of the Trust, and, therefore, effective September 14, 2018, Igor Lasun replaced Mark E. Carver as President of the Trust.

Therefore, effective September 14, 2018, the second row under the heading "Management of the Trust" and the table titled "Officers" is deleted in its entirety and replaced with the following:

Name, address, and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during last five years
Igor Lasun* Age: 39	President	Since September 2018

Mr. Lasun is an executive director and head of product development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 3 investment companies (consisting of 19 portfolios) for which UBS AM serves as investment advisor or manager.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-978